Segment Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information (Textual)
Number of segments	4
Corporate expenses	$ 26	$ 32	$ 29
Sales reclassified from C3ISR segment to Electronic Systems segment as a result of business unit re-alignments	88	111	94
Operating income reclassified from C3ISR segment to Electronic Systems segment as a result of business unit re-alignments	10	19	15
Assets reclassified from C3ISR segment to Electronic Systems segment as a result of business unit re-alignments	124	130	151
Sales reclassified from NSS segment to Electronic Systems segment as a result of business unit re-alignments		113	141
Sales reclassified from C3ISR segment to NSS segment as a result of business unit re-alignments		76	78
Operating income reclassified from NSS segment to Electronic Systems segment as a result of business unit re-alignments		7	16
Operating income reclassified from C3ISR segment to NSS segment as a result of business unit re-alignments		4	5
Assets reclassified from NSS segment to Electronic Systems segment as a result of business unit re-alignments		133	171
Assets reclassified from C3ISR segment to NSS segment as a result of business unit re-alignments		$ 19	$ 19